COLUMBIA INTERNATIONAL DIVIDEND INCOME FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia International Dividend Income Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.1%

Issuer	Shares	Value ($)
Australia 1.4%
Telstra Corp., Ltd.	3,068,570	7,753,824

Canada 7.2%
Canadian National Railway Co.	103,116	11,965,545
Manulife Financial Corp.	486,247	9,524,629
Nutrien Ltd.	169,317	9,056,360
TC Energy Corp.	212,045	7,952,371

Total		38,498,905

China 1.4%
NetEase, Inc., ADR	63,843	7,244,904

Denmark 2.5%
Novo Nordisk A/S	76,733	7,839,400
Tryg AS	256,636	5,538,012

Total		13,377,412

France 10.5%
AXA SA	370,428	11,550,087
BNP Paribas SA	186,546	11,727,595
Cie de Saint-Gobain SA	133,221	8,685,470
Schneider Electric SE	54,228	9,980,811
TotalEnergies SE	210,204	14,327,340

Total		56,271,303

Germany 12.7%
Adidas AG	53,540	11,207,723
Deutsche Telekom AG, Registered Shares	562,925	13,492,337
E.ON SE	798,052	10,373,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	9,496	4,044,722
SAP SE	88,256	14,038,936
Siemens AG, Registered Shares	90,977	15,282,550

Total		68,439,404

Hong Kong 3.9%
AIA Group Ltd.	1,464,000	12,586,202
Hong Kong Exchanges and Clearing Ltd.	238,000	8,425,804

Total		21,012,006

Indonesia 1.8%
PT Bank Rakyat Indonesia Persero Tbk	28,854,652	9,819,942

Common Stocks (continued)

Issuer	Shares	Value ($)
Ireland 4.5%
Bank of Ireland Group PLC	940,851	8,808,991
CRH PLC	125,809	7,956,356
Smurfit Kappa Group PLC	199,031	7,598,053

Total		24,363,400

Japan 6.8%
Rohm Co., Ltd.	129,500	2,474,311
SMC Corp.	24,500	12,340,751
Tokyo Electron Ltd.	30,000	4,819,549
Toyota Motor Corp.	507,100	9,627,724
Yahoo! Japan Corp.	2,470,800	7,156,820

Total		36,419,155

Mexico 1.9%
Grupo Financiero Banorte SAB de CV, Class O	1,071,789	9,973,373

Netherlands 2.5%
Akzo Nobel NV	100,448	7,732,241
Shell PLC	175,085	5,764,988

Total		13,497,229

Norway 1.1%
Equinor ASA	192,692	6,156,373

Singapore 0.9%
DBS Group Holdings Ltd.	213,700	5,076,376

South Korea 4.0%
Samsung Electronics Co., Ltd.	380,639	21,463,372

Spain 2.7%
Iberdrola SA	722,079	8,924,166
Industria de Diseno Textil SA	140,905	5,814,451

Total		14,738,617

Sweden 1.3%
Sandvik AB	347,957	6,876,524

Switzerland 5.9%
DSM-Firmenich AG	66,589	6,292,236
Nestlé SA, Registered Shares	158,878	18,078,519
Novartis AG, ADR	76,142	7,454,302

Total		31,825,057

2	Columbia International Dividend Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia International Dividend Income Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan 5.1%
MediaTek, Inc.	324,000	9,784,642
Taiwan Semiconductor Manufacturing Co., Ltd.	975,000	17,834,816

Total		27,619,458

United Kingdom 14.1%
Anglo American PLC	444,854	12,039,058
BT Group PLC	5,494,839	8,541,138
Diageo PLC	211,187	7,391,830
Experian PLC	280,368	10,307,355
GSK PLC	564,773	10,147,537
Reckitt Benckiser Group PLC	141,098	9,632,330
RELX PLC	137,754	5,306,528
Unilever PLC	165,994	7,917,544
WPP PLC	499,254	4,462,382

Total		75,745,702

United States 5.9%
Linde PLC	14,297	5,915,670
Medtronic PLC	98,748	7,827,754
Roche Holding AG, Genusschein Shares	46,937	12,627,045
TE Connectivity Ltd.	40,571	5,314,801

Total		31,685,270

Total Common Stocks (Cost $480,693,122)		527,857,606

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(a),(b)	8,765,585	8,763,832

Total Money Market Funds (Cost $8,763,829)		8,763,832

Total Investments in Securities (Cost $489,456,951)		536,621,438

Other Assets & Liabilities, Net		1,812,508

Net Assets		$538,433,946

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(b)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	23,424,355	22,141,653	(36,798,572)	(3,604)	8,763,832	4,087	203,862	8,765,585

Abbreviation Legend

ADR	American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia International Dividend Income Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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